SCHEDULE OF TRADE RECEIVABLES (Details) - CAD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade receivables	$ 113,422	$ 119,094
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Trade receivables	46,559	61,046
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	41,808	58,048
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Trade receivables	$ 25,055